PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3   -    PROPERTY AND EQUIPMENT

a.	Composition of assets, grouped by major classification, is as follows:

	December 31
	2015	2014
	U.S. dollars in thousands
Computers and electronic equipment	$1,756	$1,621
Land	263	263
Office furniture and equipment	166	165
Vehicles	201	191
Leasehold improvements	8	8
	2,394	2,248
Less - accumulated depreciation and amortization	1,803	1,630
	$591	$618

b.	Depreciation and amortization expenses totaled $173 thousand, $233 thousand and $250 thousand in the years ended December 31, 2015, 2014 and 2013, respectively.